Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—32.8%
		Basic Industry - Chemicals—0.0%
$ 100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	$ 101,150
		Basic Industry - Metals & Mining—0.5%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	735,917
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	51,206
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	443,302
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	507,871
		TOTAL	1,738,296
		Capital Goods - Aerospace & Defense—0.5%
500,000		Arconic, Inc., 5.870%, 2/23/2022	521,477
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	426,604
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	498,579
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	25,235
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	32,481
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	507,261
		TOTAL	2,011,637
		Capital Goods - Building Materials—0.2%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	494,750
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	83,432
		TOTAL	578,182
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,026,800
		Capital Goods - Diversified Manufacturing—0.8%
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,079
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	149,707
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	30,658
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	414,550
789,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	788,176
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	1,005,940
350,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 3.048% (3-month USLIBOR +0.450%), 6/5/2020	350,611
		TOTAL	2,749,721
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.250%, 11/15/2021	53,162
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	259,087
		Communications - Cable & Satellite—0.8%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	181,366
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	1,044,511
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.000%, 2/1/2020	1,519,056
		TOTAL	2,744,933
		Communications - Media & Entertainment—0.2%
400,000		British Sky Broadcasting Group PLC, 144A, 2.625%, 9/16/2019	399,846
175,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	179,517
195,000		Walt Disney Co., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2023	204,626
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	102,637
		TOTAL	886,626

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—0.4%
$ 450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	$ 446,447
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	521,329
605,000		Vodafone Group PLC, Sr. Unsecd. Note, 3.750%, 1/16/2024	620,974
		TOTAL	1,588,750
		Communications - Telecom Wirelines—0.4%
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	861,029
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 9/15/2019	60,300
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	505,077
		TOTAL	1,426,406
		Consumer Cyclical - Automotive—0.7%
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	998,564
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/13/2020	501,548
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	404,392
800,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.250%, 1/13/2020	796,913
		TOTAL	2,701,417
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	638,950
		Consumer Cyclical - Retailers—1.0%
250,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	265,348
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	777,862
126,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.108% (3-month USLIBOR +0.500%), 12/13/2019	126,003
970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	992,031
510,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	520,281
930,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	965,236
		TOTAL	3,646,761
		Consumer Cyclical - Services—1.0%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.500%, 11/28/2019	1,249,954
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,012,267
500,000		Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	518,399
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	949,669
		TOTAL	3,730,289
		Consumer Non-Cyclical - Food/Beverage—1.8%
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.218% (3-month USLIBOR +0.700%), 11/15/2021	285,066
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	448,732
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	309,502
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,009,949
810,000		Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	842,582
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,319,686
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	649,051
700,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	690,138
640,000		Tyson Foods, Inc., 2.650%, 8/15/2019	639,854
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	498,466
		TOTAL	6,693,026
		Consumer Non-Cyclical - Health Care—0.8%
875,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	879,216
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	144,057
750,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.300%, 2/15/2022	765,399
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.700%, 4/1/2020	1,273,642
		TOTAL	3,062,314

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—2.9%
$ 750,000	Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	$ 757,653
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	1,248,321
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.000%, 3/12/2020	1,001,348
395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	392,261
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,017,614
750,000	Bayer US Finance LLC, Unsecd. Note, 144A, 2.375%, 10/8/2019	748,094
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	732,352
385,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	390,312
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	502,652
790,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	807,485
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,070,762
1,000,000	Teva Pharmaceutical Finance IV LLC, Sr. Unsecd. Note, 2.250%, 3/18/2020	980,350
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	926,450
	TOTAL	10,575,654
	Consumer Non-Cyclical - Products—0.5%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.450%, 8/1/2022	716,409
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	1,238,527
	TOTAL	1,954,936
	Consumer Non-Cyclical - Supermarkets—0.3%
990,000	Kroger Co., Sr. Unsecd. Note, 2.800%, 8/1/2022	994,846
	Consumer Non-Cyclical - Tobacco—0.4%
15,000	Altria Group, Inc., 9.250%, 8/6/2019	15,162
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	375,323
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	496,089
673,000	Reynolds American, Inc., Sr. Unsecd. Note, 3.250%, 6/12/2020	676,413
	TOTAL	1,562,987
	Energy - Independent—0.4%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.850%, 3/15/2021	516,612
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	838,057
250,000	Marathon Oil Corp., Sr. Unsecd. Note, 2.700%, 6/1/2020	249,604
	TOTAL	1,604,273
	Energy - Integrated—0.5%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.790%, 2/6/2024	1,047,059
880,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	900,176
	TOTAL	1,947,235
	Energy - Midstream—0.5%
450,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	458,536
225,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	226,181
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	159,443
230,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	237,913
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.550%, 10/15/2019	499,490
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	52,587
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.850%, 2/15/2020	51,385
	TOTAL	1,685,535
	Energy - Oil Field Services—0.3%
275,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	279,043
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	481,250
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	252,000
	TOTAL	1,012,293

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.2%
$ 100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	$ 104,234
600,000	[1]	Phillips 66, Sr. Unsecd. Note, 144A, 3.346% (3-month USLIBOR +0.750%), 4/15/2020	600,329
		TOTAL	704,563
		Financial Institution - Banking—7.0%
143,000		American Express Co., 2.650%, 12/2/2022	142,982
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,004,678
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	929,932
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,042,975
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	986,641
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	542,553
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,837,537
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,102,968
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,211,380
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	51,636
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	746,245
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	499,621
355,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	359,637
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	414,306
250,000		Citizens Bank N.A, Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	249,316
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	665,156
100,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	103,462
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	681,652
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	500,239
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	513,567
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	262,967
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,209,881
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,074,902
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	203,459
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,257,477
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	740,618
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	458,772
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	504,768
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.981% (3-month USLIBOR +1.400%), 10/24/2023	167,883
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	519,981
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	993,854
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,102,514
1,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.590%, 1/29/2021	999,988
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	754,085
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	755,697
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.812% (3-month USLIBOR +1.230%), 10/31/2023	762,911
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	362,160
		TOTAL	25,718,400
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
315,000		CBOE Holdings, Inc., 1.950%, 6/28/2019	314,836
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.950%, 4/1/2022	505,965
		TOTAL	820,801
		Financial Institution - Finance Companies—0.2%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	428,167

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	$ 401,104
		TOTAL	829,271
		Financial Institution - Insurance - Health—0.5%
750,000		Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	770,073
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,033,769
		TOTAL	1,803,842
		Financial Institution - Insurance - Life—1.2%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,017,504
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,061,707
500,000		MET Life Global Funding I, 144A, 1.750%, 9/19/2019	498,801
1,000,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	992,263
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	334,496
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	510,652
		TOTAL	4,415,423
		Financial Institution - Insurance - P&C—0.7%
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,067,783
750,000		Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	793,174
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	525,650
		TOTAL	2,386,607
		Financial Institution - REIT - Healthcare—0.2%
700,000		Healthcare Trust of America, 3.700%, 4/15/2023	711,076
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	263,162
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	317,309
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	193,701
		Sovereign—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	497,843
		Technology—2.6%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,133,219
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,004,669
490,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	502,293
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	623,326
620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.993% (3-month USLIBOR +0.470%), 11/30/2020	623,507
750,000		Intel Corp., 3.300%, 10/1/2021	766,564
1,000,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	1,002,325
1,250,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	1,250,263
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	987,837
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	574,907
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	731,438
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	156,801
		TOTAL	9,357,149
		Transportation - Services—0.7%
500,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 2.350%, 10/15/2019	499,342
1,500,000		Penske Truck Leasing Co. LP & PTL Finance Corp., 144A, 2.500%, 6/15/2019	1,499,440
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	211,121
485,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	488,820
		TOTAL	2,698,723

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.7%
$ 500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	$ 498,606
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	851,089
870,000		Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	871,102
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	600,303
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	984,021
460,000		Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	458,588
930,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	920,123
710,000		EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	709,189
410,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	404,578
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	468,314
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	249,948
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	467,955
1,000,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	1,018,722
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	306,523
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.450%, 6/15/2020	1,247,473
		TOTAL	10,056,534
		Utility - Natural Gas—0.7%
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	614,869
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,219,167
250,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	250,852
600,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	598,449
		TOTAL	2,683,337
		TOTAL CORPORATE BONDS (IDENTIFIED COST $119,378,975)	120,433,007
		ASSET-BACKED SECURITIES—4.4%
		Auto Receivables—3.7%
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,931,582
1,500,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,514,142
2,425,000		General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,447,293
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	934,795
1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,205,482
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,053,959
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,623,973
		TOTAL	13,711,226
		Credit Card—0.2%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	509,399
		Equipment Lease—0.3%
1,000,000		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	1,007,923
		Other—0.2%
750,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.839% (1-month USLIBOR +0.400%), 2/15/2022	750,560
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $15,798,118)	15,979,108
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Commercial Mortgage—2.1%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,328,255
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	413,243
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	182,003
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.961%, 6/10/2046	775,451
1,837,092		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	1,837,494
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,491,128

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$ 450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	$ 462,679
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	757,826
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	162,420
15,539		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	15,560
300,000		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	304,413
		TOTAL	7,730,472
		Government Agency—0.0%
34,445	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 3.039% (1-month USLIBOR +0.600%), 12/15/2037	34,668
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,778,528)	7,765,140
		MORTGAGE-BACKED SECURITIES—1.0%
		Federal National Mortgage Association—1.0%
2,325,559		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	2,439,236
1,253,697		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	1,289,506
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,736,382)	3,728,742
		U.S. TREASURIES—46.3%
5,426,500		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2020	5,381,050
1,310,036		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	1,320,644
12,022,717		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	12,134,632
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,779,059
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,449,116
2,250,000		United States Treasury Note, 1.375%, 3/31/2020	2,233,274
5,500,000		United States Treasury Note, 1.375%, 8/31/2020	5,450,234
5,000,000		United States Treasury Note, 1.375%, 9/15/2020	4,955,238
7,000,000		United States Treasury Note, 1.375%, 5/31/2021	6,922,296
17,000,000		United States Treasury Note, 1.625%, 12/31/2019	16,930,273
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	4,957,319
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,427,385
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	9,956,659
3,000,000		United States Treasury Note, 1.750%, 5/31/2022	2,987,212
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,494,220
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	3,999,837
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	999,614
3,000,000		United States Treasury Note, 2.000%, 2/28/2021	3,000,609
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	4,965,607
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	3,009,482
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,517,404
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,087,440
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	5,075,223
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	7,689,551
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,165,322
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,493,526
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,327,900
		TOTAL U.S. TREASURIES (IDENTIFIED COST $168,896,758)	169,710,126
		INVESTMENT COMPANIES—14.5%
572,866		Emerging Markets Core Fund	5,539,609
613,274		Federated Bank Loan Core Fund	6,046,880
372,272		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.46%[3]	372,347

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
1,999,511	Federated Mortgage Core Portfolio	$ 19,595,210
1,775,474	Federated Project and Trade Finance Core Fund	16,032,533
892,093	High Yield Bond Portfolio	5,504,213
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $53,711,852)	53,090,792
	TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $369,300,613)	370,706,915
	OTHER ASSETS AND LIABILITIES - NET–(1.1)%[4]	(3,970,457)
	TOTAL NET ASSETS—100%	$ 366,736,458
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[5]United States Treasury Notes 10-Year Short Futures	40	$5,070,000	September 2019	$(80,990)
The average notional value of short futures contracts held by the Fund throughout the period was $10,861,234. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
	Balance of Shares Held 8/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,088,231	222,253	(737,618)	572,866	$ 5,539,609	$ 478,445	$(225,799)	$ 354,352
Federated Bank Loan Core Fund	586,713	26,561	—	613,274	$ 6,046,880	$ (112,320)	$ —	$ 262,735
Federated Institutional Prime Value Obligations Fund, Institutional Shares	9,693,667	76,653,423	(85,974,818)	372,272	$ 372,347	$ (51)	$ 450	$ 95,050
Federated Mortgage Core Portfolio	1,948,595	50,916	—	1,999,511	$19,595,210	$ 477,396	$ —	$ 489,251
Federated Project and Trade Finance Core Fund	907,227	868,247	—	1,775,474	$16,032,533	$ (37,692)	$ —	$ 332,600
High Yield Bond Portfolio	1,009,775	340,056	(457,738)	892,093	$ 5,504,213	$ 194,749	$(184,804)	$ 308,178
TOTAL OF AFFILIATED TRANSACTIONS	15,234,208	78,161,456	(87,170,174)	6,225,490	$53,090,792	$1,000,527	$(410,153)	$1,842,166
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$120,433,007	$—	$120,433,007
Asset-Backed Securities	—	15,979,108	—	15,979,108
Collateralized Mortgage Obligations	—	7,765,140	—	7,765,140
Mortgage-Backed Securities	—	3,728,742	—	3,728,742
U.S. Treasuries	—	169,710,126	—	169,710,126
Investment Companies[1]	372,347	—	—	53,090,792
TOTAL SECURITIES	$372,347	$317,616,123	$—	$370,706,915
Other Financial Instruments[2]
Assets	$ —	$ —	$—	$ —
Liabilities	(80,990)	—	—	(80,990)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (80,990)	$ —	$—	$ (80,990)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $52,718,445 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit